INCOME TAXES (Details 2) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
U.S. Federal statutory income tax (benefit), amount		$ (5,663)	$ (4,421)
U.S. Federal statutory income tax (benefit), percent		21.00%	21.00%
State and local income taxes, net of federal benefit, amount	[1]	$ (491)	$ (387)
State and local income taxes, net of federal benefit, percent	[1]	1.80%	180.00%
Foreign Rate Differential, amount		$ 1	$ (9)
Foreign Rate Differential, percent		0.00%	0.00%
Foreign Non-Deductible Items, amount		$ (40)
Foreign Non-Deductible Items, percent		0.10%	0.00%
Foreign NOL deferred adjustment, amount		$ 245
Foreign NOL deferred adjustment, percent		(0.90%)	0.00%
Change in valuation allowance, amount		$ 3,947	$ 2,835
Change in valuation allowance, percent		(14.60%)	(13.50%)
Incentive Stock based compensation, amount		$ 32	$ 161
Incentive Stock based compensation, percent		(0.10%)	(0.80%)
Changes in fair values - derivative & warrant liabilities, amount		$ 1,265	$ 901
Changes in fair values - derivative & warrant liabilities		(4.70%)	(4.30%)
Non-deductible Convertible Note interest and debt discount amortization, amount		$ 938	$ 644
Non-deductible Convertible Note interest and debt discount amortization, percent		(3.50%)	(3.10%)
Non-deductible issuance costs, amount		$ 126	$ 306
Non-deductible issuance costs, percent		(0.50%)	(1.50%)
Other, amount		$ 2	$ 41
Other, percent		0.00%	(0.20%)
Tax Credits, amount		$ (130)	$ (178)
Tax Credits, percent		0.50%	0.80%
Effects of deferred tax adjustments, net of federal benefits, amount		$ (186)	$ 81
Effects of deferred tax adjustments, net of federal benefits, percent		0.70%	(0.40%)
Effects of change in state tax rate, net of federal benefits, amount		$ 46	$ 94
Effects of change in state tax rate, net of federal benefits, percent		(0.20%)	(0.40%)
Other, amount		$ (57)	$ (83)
Other, percent		0.20%	0.40%
Income Tax Provision/(Benefit) and Effective Income Tax Rate, amount		$ 35	$ (15)
Income Tax Provision/(Benefit) and Effective Income Tax Rate, percent		(0.10%)	0.10%

[1]	For the year ended December 31, 2025, the net state income tax benefit includes deferred tax effects from temporary differences primarily in Arizona and California, offset by current state income tax expense in California, New Jersey, and Texas. These jurisdictions collectively represent more than 50% of the net state and local income tax effect.